LESSEE DISCLOSURES	12 Months Ended
Dec. 31, 2021
Disclosure Of Leases [Abstract]
LESSEE DISCLOSURES
NOTE 22: LESSEE DISCLOSURES
The table below sets out the movement in right-of-use assets, which are primarily in respect of premises, and are recognised within other assets (note 21).

	The Group		The Bank
	2021	2020	2021	2020
	£m	£m	£m	£m
At 1 January	1,434	1,609	778	868
Exchange and other adjustments	(9)	—	(9)	—
Additions	71	122	54	104
Disposals	(12)	(82)	(4)	(73)
Depreciation charge for the year	(216)	(215)	(129)	(121)
At 31 December	1,268	1,434	690	778
Lease liabilities are recognised within other liabilities (note 26). The maturity analysis of lease liabilities on an undiscounted basis is set out in the liquidity risk section of note 44.
The total cash outflow for leases in the year ended 31 December 2021 was £243 million. The amount recognised within interest expense in respect of lease liabilities is disclosed in note 5.